Accounts Receivable, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable, net
Accounts receivable, gross	$ 13,955	$ 34,345
Less: allowance for doubtful accounts	1,783	1,644
Total accounts receivable, net	12,172	32,701
Allowance for doubtful accounts	$ 288	$ 1,030	$ 278